Taxes (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
VAT tax payable	$ 0	$ 568,515
Corporation income tax payable	687,745	1,543,294
Other tax payable	116,525	160,297
Total	$ 804,270	$ 2,272,106